Derivative Financial Instruments - Notional Amounts and Fair Values of Derivatives (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Derivative notional	£ 238,751	£ 1,125,419
Fair value assets	5,321	19,942
Fair value liabilities	1,594	17,613
Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	96,541	1,027,125
Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	142,210	98,294
Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	89,432	62,267
Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	52,778	36,027
Exchange Rate Contracts [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	51,076	169,918
Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	14,165	144,160
Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	3,010	2,641
Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	33,901	23,117
Interest Rate Contracts [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	184,752	935,645
Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	79,522	863,151
Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	86,422	59,610
Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	18,808	12,884
Equity and Credit Contracts [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	2,923	19,856
Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	2,854	19,814
Equity Investments [Member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Derivative notional		16
Equity Investments [Member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Derivative notional	69	26
Fair Value [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	5,321	19,942
Fair value liabilities	1,594	17,613
Fair Value [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	2,188	25,538
Fair value liabilities	1,845	26,442
Fair Value [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	5,005	4,883
Fair value liabilities	1,621	1,650
Fair Value [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,422	1,584
Fair value liabilities	1,315	1,480
Fair Value [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	3,583	3,299
Fair value liabilities	306	170
Fair Value [member] | Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	455	2,559
Fair value liabilities	351	4,130
Fair Value [member] | Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	357	312
Fair value liabilities		6
Fair Value [member] | Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	3,537	3,206
Fair value liabilities	200	55
Fair Value [member] | Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,455	22,091
Fair value liabilities	1,326	21,619
Fair Value [member] | Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,065	1,272
Fair value liabilities	1,315	1,470
Fair Value [member] | Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	46	84
Fair value liabilities	102	115
Fair Value [member] | Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	278	888
Fair value liabilities	168	693
Fair Value [member] | Equity Investments [Member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value liabilities		4
Fair Value [member] | Equity Investments [Member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		9
Fair value liabilities	4
Fair Value [member] | Netting adjustments [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	(1,872)	(10,479)
Fair value liabilities	£ (1,872)	£ (10,479)